Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting estimates [abstract]
Critical Accounting Estimates and Judgements

3. CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

Use of estimates and judgements

The preparation of financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods. In particular, information about significant areas of estimation uncertainty and critical judgements in applying accounting policies that have the most significant effect on the amount recognized in the financial statements are described below.

Judgements

Revenue Recognition

The Group’s sales transactions may consist of various Performance Obligations that are satisfied at different times. It requires judgment to determine when different obligations are satisfied, including whether enforceable commitments for further obligations exist and when they arise. Depending on the determination of the Performance Obligations and the point in time or period over which those obligations are fulfilled, this may result in all revenue being calculated at inception, and either being recognized at once or on contract completion or spread over the term of a longer Performance Obligation.

In the accounting for contracts that contain promises to deliver more than one good or service, the Group has to determine how to allocate the total Transaction Price to the Performance Obligations of the contract. The Group allocates the total Transaction Price of a customer contract to the distinct Performance Obligations under the contract based on their standalone selling prices. The best evidence of this is an observable price from the standalone sales of the good or service to similarly situated customers. However, where standalone selling prices are not observable, it requires judgment to estimate the cost of satisfying a Performance Obligation and adding an appropriate margin to that good or service.

Estimates

Inventory Reserve

The Group maintains an allowance for excess or obsolete inventories. The allowance is based on a review of inventory materials on hand, which the Group compares with estimated future usage. In addition, the Group reviews the inventories and compares parts costs with current market value and writes down any parts with costs in excess of current market value to net realizable value. Provisions for inventories of $90,399 (2021: $22,829) are recorded in the balance sheet within inventory.

The Group evaluates the carrying value of inventory relative to a number of factors including lower estimated usage of on hand inventory driven by declining COVID testing volumes, the Amira product line not currently being developed and the shelf life of products. The reserve against test strips and test strip materials as of December 31, 2022 was $38,589 against a gross amount of $69,573. Within the reserve, $37,805 was related to expiration or usage related estimates. Key estimates for the inventory reserve are mainly related to expected future sales of COVID products. In making these estimates, inputs selected include future product sales estimates and the ability of the Group to extend the shelf life of raw material inputs subject to expiration dates. The Group has considered the nature of these estimates and concluded that it is possible, on the basis of existing knowledge, that near term sales of COVID products or the ability to extend expiry dates may be different from the Group’s assumptions and judgments applied as of December 31, 2022, and could require a material adjustment to the carrying amount of test strips and test strip materials in the next fiscal year.

The Group is able to service Instruments returned by customers. The gross amount of returned instruments as of December 31, 2022 was $35,745 (2021: $15,522). The Group has estimated the number of returned instruments that they anticipate being able to service or remanufacture and have reserved against those instruments not expected to be serviced or remanufactured. The reserve against returned instruments as of December 31, 2022 was $26,809 (2021: $7,761). The inability of the Group to service or remanufacture any of these instruments could result in a further reserve of up to $8,936. If the Group is able to achieve better than anticipated yield on instrument servicing or remanufacturing the reserve could require a material reduction accordingly in the next fiscal year.

Inventory provision estimates take into consideration historical experience, current contractual and statutory requirements, specific known market events and trends such as competitive pricing and new product introductions, estimated inventory levels, and the shelf life of products. If actual future results vary, these estimates may need to be adjusted, with an effect on sales and earnings in the period of the adjustment. Actual results could differ materially from these estimates.

Property, Plant and Equipment Impairments

In 2022 the Group recorded an impairment charge against property, plant and equipment. The Group evaluated its available manufacturing capacity for Platform test strips with both in service production lines and production lines acquired but not yet in service. After the impairment charge, the Group has $2,976 in net book value related to assets subject to impairment, $29,318 in net book value related to test strip manufacturing equipment currently in service, and $17,904 in net book value related to test strip manufacturing equipment not yet placed in service. The recoverable amount for the remaining unimpaired manufacturing equipment not yet placed in service was determined as the value in use of these assets. The key assumption in determining the value in use is the expected number of test strips to be manufactured on this equipment over the next five years. The amount of available test strip manufacturing capacity was compared to expected production needs over the next five years. Key assumptions for the expected production needs are mainly related to expected future sales of products. In making these assumptions, inputs selected include future product sales estimates, the ability to release additional products, manufacturing yields and production efficiency. If actual future results vary, including if management's plans for utilization of the asset change from their current plans, additional impairment of $17,904 could be realized. Actual results could differ from these estimates.